LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Long-term Debt [Line Items]
Long-term debt, net		$ 2,163,347	$ 2,335,173
Current portion of long-term debt, net		(21,597)	0
Non current portion of long-term debt, net		2,141,750	2,335,173
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		221,369	395,680
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		347,138	345,961
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		497,701	497,030
SCF 5.000% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		1,097,010	1,096,374
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net		129	128
SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	0	0
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[2]	$ 0	$ 0

[1]	As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the SCC 2016 Revolving Facility of $0 and $278 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.
[2]	As of December 31, 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $0 is included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.